Share Purchase Warrants (Tables)	12 Months Ended
Jan. 31, 2024
Share Purchase Warrants
Schedule of continuity of liability-classified warrants
	Number of Warrants	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Life (Years)	Liability Amount $
Balance, January 31, 2021	252,595	1.44	1.51	131,603
Change in fair value	–	–	–	(131,250)
Balance, January 31, 2022	252,595	1.44	0.51	353
Change in fair value	–	–	–	(353)
Expired	(252,595)	(1.44)	–	–
Balance, January 31, 2023	–	–	–	–
Granted (Note 9(b))	3,571,429	0.11	5.00	48,846
Change in fair value	–	–	–	176,247
Balance, January 31, 2024	3,571,429	0.11	4.12	225,093

Schedule of liability-classified warrants were outstanding
Number of Warrants	Exercise Price US$	Expiry Date
3,571,429	0.11	March 14, 2028

Schedule of assumption used for fair values of warrant liabilities
	January 31, 2024	January 31, 2022
Risk free interest rates	3.50%	0.72%
Volatilities	152%	84%
Market prices of common shares	US$0.056	US$0.21
Expected dividends	Nil%	Nil%
Expected lives	4.12 years	0.5 years
Exercise prices	US$0.11	US$1.44

Schedule of continuity of liability-classified warrants of MedMelior
	Number of Warrants	Weighted Average Exercise Price US$	Weighted Average Remaining Contractual Life (Years)	Liability Amount $
Balance, January 31, 2022 and 2021	–	–	–	–
Granted (Note 13)	96,667	1.25	2.00	25,709
Change in fair value	–	–	–	(5,009)
Balance, January 31, 2023	96,667	1.25	1.36	20,700
Granted (Note 13)	221,333	1.25	2.00	72,190
Change in fair value	–	–	–	(38,483)
Balance, January 31, 2024	318,000	1.25	1.02	54,407

Schedule of liability-classified warrants of MedMelior were outstanding
Number of Warrants	Exercise Price US$	Expiry Date
96,667	1.25	June 9, 2024
221,333	1.25	May 23, 2025

Schedule of continuity of equity-classified warrants
	Number of Warrants	Weighted Average Exercise Price $	Weighted Average Remaining Contractual Life (years)

Balance, January 31, 2021	8,374,396	2.90	0.46
Granted (Notes 9(l), 9(o), 9(p) and 9(q))	30,126,643	0.52	2.91
Expired	(7,241,912)	(2.98)	–

Balance, January 31, 2022	31,259,127	0.59	2.14
Expired	(1,118,484)	(2.43)	–

Balance, January 31, 2023	30,140,643	0.52	1.21
Granted (Notes 9(a), 9(c), 9(d) and 9(e))	23,104,000	0.14	4.24
Expired	(438,095)	(0.70)	–

Balance, January 31, 2024	52,806,548	0.35	1.90

Schedule of equity-classified warrants were outstanding
Number of Warrants	Exercise Price $	Expiry Date

23,316,250	0.50	May 28, 2024
840,000	0.10	March 14, 2025
3,064,000	0.10	August 30, 2025
6,386,298	0.60	December 2, 2025(1)
2,000,000	0.10	December 14, 2025
15,000,000	0.15	March 14, 2028
2,200,000	0.15	July 9, 2028
52,806,548

Schedule of warrants using residual value method
	January 31, 2024	January 31, 2022
Nature of warrants	Brokers’ warrants (Notes 9(a) and 9(d))	438,095 warrants issued for services
Dates of grant	March 14 and August 31, 2023	March 29 and September 27, 2021
Risk free interest rates	3.72% and 4.64%	0.24% and 0.53%
Volatilities	114% and 112%	97% and 98%
Market prices of common shares on grant date	$0.085	$0.27 and $0.63
Expected dividends	Nil%	Nil%
Expected lives	Two (2) years	Two (2) years
Exercise prices	$0.10	$0.27 to $1.21